Organization	Dec. 06, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization
1. Organization
The Gemcorp Commodities Alternative Products (the “Fund”) is a closed-end management investment company that operates as an interval fund and is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”) and organized as a Delaware statutory trust on February 16, 2024. Gemcorp Capital Advisors LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager provides day-to-day investment management services to the Fund. The Fund is non-diversified, which means that under the Investment Company Act, it is not limited in the percentage of its assets that it may invest in any single issuer of securities. No holder of Shares (each, a “Shareholder” and collectively, “Shareholders”) will have the right to require the Fund to redeem its Shares. In addition, no public market exists for the Shares and the Fund does not expect any trading market to develop for Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. The Fund is an appropriate investment only for those investors who can tolerate a high degree of risk and do not require a liquid investment.
The Fund intends to offer two separate classes of shares of beneficial interest designated as Class I and Class U (the “Class I Shares” and “Class U Shares,” respectively). The Fund has been inactive since the date it was organized except for matters relating to the Fund’s establishment, designation and the registration of 10,000 Class I Shares at par of $0.001 per share
to the Gemcorp Cap Feeder Fund, L.P. on December 6, 2024 for $100,000 at a net asset value (“NAV”) of $10.00 per share, which represents the seed investment.
Only Class I Shares have been issued as of the date of the accompanying financial statements. Class I Shares and Class U Shares are subject to different fees and expenses. In the future, other classes of Shares may be offered.
The Fund’s investment objective is to provide risk-adjusted returns across various types of market cycles (i.e., periods of positive and negative macro trends in the markets), by investing in a globally diversified portfolio of liquid and illiquid instruments, securities, derivatives and supply chain financings that are commodity-related or commodity-linked, as applicable. The Fund may also utilize physical commodities as collateral for loan transactions or part of supply chain financing transactions. The Fund seeks to achieve its investment objective by (1) providing exposure to asset classes that require specialized expertise (commodities); (2) sourcing differentiated investments through proprietary research and an understanding of the commodities markets; (3) focusing on risk management; and (4) allocating capital opportunistically among different investment strategies within the commodities space based on the Adviser’s assessment of opportunities and their relative value.
Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes), directly or indirectly, in commodity-related and commodity-linked instruments, securities, derivatives, supply chain financings and physical gold.
The Fund will allocate its investments in credit and equity investments across any number of the following strategies:
(a) commodity-linked credit, which broadly includes syndicated loans and bonds, first lien loans, second lien loans, unitranche loans, mezzanine debt and credit derivatives (including swaps) made in respect of companies for which a primary or material focus is the production, distribution or sale of commodities
(“Commodity-
Related Companies”) and countries where at least 50% of a given country’s share of allocated merchandise exports results from commodities as defined by the United Nations Conference on Trade and Development or enterprises owned by such countries (“Commodity-Related Sovereigns”);
(b) commodity-linked equities, which include common and preferred equity, limited partnership interests in commodity-related vehicles and private investments in public equity (“PIPES”) and equity derivatives made in respect of Commodity-Related Companies and Commodity-Related Sovereigns;
(c) supply chain financing (trade finance, physical commodity financings and procurement financings);
(d) exposure to physical commodities through long and short derivative positions; and
(e) physical gold.